Principal
   Financial                                                Principal Life
   Group                                                    Insurance Company

                                                            Princor Financial
                                                            Services Corporation


December 5, 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:      Principal Life Insurance Company
         Variable Life Separate Account
         Principal Variable Universal Life Accumulator
         Variable Universal Life Insurance Policy, Form S-6
         File Number 333-65690


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of prospectus that would have been filed on behalf of the Registrant pursuant to Rule 497(b) upon the effectiveness of the Registration Statement, would not have differed from that contained in the most recent Registration Statement and the text of the most recent Registration Statement was filed electronically on November 20, 2001.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-247-4123, ext. 75477.

Very truly yours

/s/Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa



The Principal Home Office: Des Moines, Iowa USA 50392-0200 (800) 451-5447 Securities offered through Princor Financial Services Corporation, member NASD and SIPC, Des Moines, IA 50392-0200 FAX (515) 248-4545 Principal Life and Princor are companies of the Principal Financial Group